Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans and Allowance for Loan Losses
Summary of loans, by major class within the Company's loan portfolio

(in thousands)	2013	2012
Commercial, financial, and agricultural	$133,717	$130,040
Real estate construction - residential	21,008	22,177
Real estate construction - commercial	55,076	43,486
Real estate mortgage - residential	225,541	221,223
Real estate mortgage - commercial	382,550	405,092
Installment and other consumer	21,655	24,966
Total loans	$839,547	$846,984

Summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company
(in thousands)
Balance at December 31, 2012	$8,067
New loans	57
Amounts collected	(3,287)
Balance at December 31, 2013	$4,837

Summary of the allowance for loan losses

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
Balance at December 31, 2010	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565
Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523
Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	0	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	0	(927)
Net loans charged off	1,964	1,793	262	1,775	6,317	168	0	12,279
Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809
Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900
Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)
Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867
Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Additions:
Provision for loan losses	992	318	(452)	273	622	272	5	2,030
Deductions:
Loans charged off	895	119	633	812	1,301	420	0	4,180
Less recoveries on loans	(340)	0	(5)	(111)	(368)	(203)	0	(1,027)
Net loans charged off	555	119	628	701	933	217	0	3,153
Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
December 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$721	$392	$304	$1,374	$1,989	$16	$0	$4,796
Collectively evaluated for impairment	1,653	539	327	1,585	4,534	278	7	8,923
Total	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Loans outstanding:
Individually evaluated for impairment	$4,015	$2,204	$6,615	$6,517	$15,422	$43	$0	$34,816
Collectively evaluated for impairment	129,702	18,804	48,461	219,024	367,128	21,612	0	804,731
Total	$133,717	$21,008	$55,076	$225,541	$382,550	$21,655	$0	$839,547

December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$213	$125	$542	$1,069	$2,071	$0	$0	$4,020
Collectively evaluated for impairment	1,724	607	1,169	2,318	4,763	239	2	10,822
Total	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Loans outstanding:
Individually evaluated for impairment	$4,157	$2,496	$7,762	$5,771	$18,959	$44	$0	$39,189
Collectively evaluated for impairment	125,883	19,681	35,724	215,452	386,133	24,922	0	807,795
Total	$130,040	$22,177	$43,486	$221,223	$405,092	$24,966	$0	$846,984

Schedule of impaired loans

(in thousands)	2013	2012
Non-accrual loans	$23,680	$31,081
Troubled debt restructurings continuing to accrue interest	11,395	8,282
Total impaired loans	$35,075	$39,363

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2013
With no related allowance recorded:
Commercial, financial and agricultural	$2,467	$2,593	$0
Real estate - construction residential	44	80	0
Real estate - construction commercial	6,101	7,148	0
Real estate - residential	2,121	2,654	0
Real estate - commercial	7,817	8,056	0
Consumer	259	282	0
Total	$18,809	$20,813	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,548	$1,607	$721
Real estate - construction residential	2,160	2,331	392
Real estate - construction commercial	514	514	304
Real estate - residential	4,396	4,570	1,374
Real estate - commercial	7,605	7,925	1,989
Consumer	43	45	16
Total	$16,266	$16,992	$4,796
Total impaired loans	$35,075	$37,805	$4,796

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2012
With no related allowance recorded:
Commercial, financial and agricultural	$3,272	$4,009	$0
Real estate - construction residential	2,307	2,339	0
Real estate - construction commercial	1,879	2,102	0
Real estate - residential	1,939	2,393	0
Real estate - commercial	5,162	5,565	0
Consumer	174	186	0
Total	$14,733	$16,594	$0
With an allowance recorded:
Commercial, financial and agricultural	$885	$898	$213
Real estate - construction residential	189	189	125
Real estate - construction commercial	5,883	6,011	542
Real estate - residential	3,832	3,999	1,069
Real estate - commercial	13,797	14,167	2,071
Consumer	44	44	0
Total	$24,630	$25,308	$4,020
Total impaired loans	$39,363	$41,902	$4,020

	2013		2012
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$2,693	$108	$4,157	$93
Real estate - construction residential	80	0	1,137	7
Real estate - construction commercial	7,437	6	1,692	0
Real estate - residential	2,612	51	3,169	50
Real estate - commercial	8,461	170	12,198	124
Consumer	290	3	170	1
Total	$21,573	$338	$22,523	$275
With an allowance recorded:
Commercial, financial and agricultural	$1,677	$29	$776	$29
Real estate - construction residential	2,409	0	189	0
Real estate - construction commercial	514	0	6,087	0
Real estate - residential	4,596	24	2,604	11
Real estate - commercial	8,157	113	11,271	99
Consumer	45	0	2	0
Total	$17,398	$166	$20,929	$139
Total impaired loans	$38,971	$504	$43,452	$414

Schedule of aging information for the Company's past due and non-accrual loans

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total

December 31, 2013
Commercial, Financial, and Agricultural	$131,091	$942	$0	$1,684	$133,717
Real Estate Construction - Residential	18,738	66	0	2,204	21,008
Real Estate Construction - Commercial	48,230	595	0	6,251	55,076
Real Estate Mortgage - Residential	217,179	4,068	129	4,165	225,541
Real Estate Mortgage - Commercial	372,651	725	100	9,074	382,550
Installment and Other Consumer	21,048	291	14	302	21,655
Total	$808,937	$6,687	$243	$23,680	$839,547

December 31, 2012
Commercial, Financial, and Agricultural	$126,884	$1,821	$0	$1,335	$130,040
Real Estate Construction - Residential	19,390	290	0	2,497	22,177
Real Estate Construction - Commercial	35,117	607	0	7,762	43,486
Real Estate Mortgage - Residential	213,694	2,199	0	5,330	221,223
Real Estate Mortgage - Commercial	390,032	1,122	0	13,938	405,092
Installment and Other Consumer	24,221	520	6	219	24,966
Total	$809,338	$6,559	$6	$31,081	$846,984

Schedule of risk categories by class

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2013
Watch	$15,016	$2,007	$6,111	$26,331	$23,662	$388	$73,515
Substandard	7,553	92	1,403	8,579	14,510	281	32,418
Non-accrual	1,684	2,204	6,251	4,165	9,074	302	23,680
Total	$24,253	$4,303	$13,765	$39,075	$47,246	$971	$129,613

At December 31, 2012
Watch	$14,814	$4,580	$6,459	$26,063	$29,753	$672	$82,341
Substandard	6,485	396	2,035	5,472	11,027	423	25,838
Non-accrual	1,335	2,497	7,762	5,330	13,938	219	31,081
Total	$22,634	$7,473	$16,256	$36,865	$54,718	$1,314	$139,260

Summary of loans that were modified as TDRs
	2013			2012
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	0	$0	$0	4	$637	$613
Real estate construction - commercial	0	0	0	1	43	41
Real estate mortgage - residential	3	2,156	1,992	5	657	657
Real estate mortgage - commercial	1	1,282	1,282	2	645	644
Consumer	0	0	0	2	44	44
Total	4	$3,438	$3,274	14	$2,026	$1,999